Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventories [Abstract]
Schedule of Inventories
The detail of inventories of the Telefónica Group at December 31, 2019 and December 31, 2018 are as follows:

Millions of euros	12/31/2019	12/31/2018
Audiovisual rights	1,189	795
Mobile terminals and other equipments	830	872
Other inventories	33	88
Inventories impairment provision	(53)	(63)
Inventories	1,999	1,692
"Audiovisual rights" mainly includes the rights to broadcast sport events (see Note 29.c) and rights to broadcast films, television series and documentaries (see Note 3.j).